Intangible assets - Changes in intangible assets parenthetical (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Depository Bank Of Local Governments [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss	₩ 2,569	₩ 27,133
Decrease in the asset's recoverable amount	8,715
PT Bank Shinhan Indonesias CGUs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Cash generating units recoverable amount	32,396	409,968
Amount by which carry amount exceeds its units recoverable amount	32,072	14,379
Impairment loss	2,595	₩ 14,235
Decrease in the asset's recoverable amount	₩ 56,587